Equity - Basic earnings (losses) per share (Details) R$ / shares in Units, R$ in Thousands		1 Months Ended	12 Months Ended
	Sep. 29, 2017	Nov. 30, 2017	Dec. 31, 2018 BRL (R$) R$ / shares shares	Dec. 31, 2017 BRL (R$) R$ / shares shares	Dec. 31, 2016 BRL (R$) R$ / shares shares
Earnings (losses) per share
Ratio for conversion of preferred shares to common shares	1	1
Basic earnings per share
Earnings attributed to shareholders | R$			R$ 319,814	R$ 1,820,994	R$ 1,677,815
Weighted average number of shares in the year			1,105,826	1,106,297	1,107,739
Weighted average treasury shares			(12,333)	(14,597)	(17,696)
Weighted average number of outstanding shares			1,093,493	1,091,700	1,090,043
Total basic earnings (loss) per common share | R$ / shares			R$ 0.29236	R$ 1.66804	R$ 1.53922